Derivative Financial Instruments and Risk Management Policies - Exchange Rate Risk (Details) € in Millions, Bs. in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 VEB (Bs.)	Dec. 31, 2022 VEB (Bs.)
Disclosure of detailed information about hedging instruments [line items]
Foreign exchange loss	€ 124.0	€ (23.0)
Net debt held as a hedging instrument	27,349.0
Increase (decrease) in financial income (expense) due to the effect of monetary correction for inflation	€ (161.0)	€ (101.0)
Latin American Denominated Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	6,535.0	6,360.0
US Dollar Denominated Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	657.0	978.0
Pounds Sterling Denominated Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	82.0	597.0
Latin American currencies vs USD
Disclosure of detailed information about hedging instruments [line items]
Increase in exchange rate (in percentage)	10.00%
VEB | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ 113.0	€ 87.0	Bs. 19,900	Bs. 4,206